STOCKHOLDERS' DEFICIT (Schedule of stock option activity) (Details) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of Shares
Stock options outstanding, beginning of period	600,000
Issued		600,000
Exercised
Expired
Stock options outstanding, end of period	3,680,000	600,000
Stock options exercisable, end of period	3,680,000	600,000
Weighted Average Remaining Life (years)
Stock options outstanding, beginning of period	9 years 1 month 6 days
Stock options outstanding, end of period	9 years 1 month 6 days
Stock options exercisable, end of period	9 years 1 month 6 days	9 years
Weighted Average Exercise Price
Stock options outstanding, beginning of period	$ 0.70
Issued		0.70
Exercised		0.70
Expired
Stock options outstanding, end of period	0.26	0.70
Stock options exercisable, end of period	$ 0.26	$ 0.70